Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Components of Income Tax (Benefit) Expense

The following summarizes the components of income tax (benefit) expense for the years ended December 31:

Current:	2013	2012	2011
Federal	$—	$—	$—
State and local	(31)	84	35

Total current (benefit) expense	$(31)	$84	$35

Deferred:
Federal	$—	$—	$—
State and local	—	—	—

Total deferred taxes	$—	$—	$—

Reconciliation Between Effect of Applying Federal Statutory Rate and Effective Income Tax Rate Used to Calculate Income Tax Provision

Reconciliation between the effect of applying the federal statutory rate and the effective income tax rate used to calculate the Company’s income tax provision is as follows for the years ended December 31:

	2013	2012	2011
		(Restated)	(Restated)
Federal statutory rate	34.0%	34.0%	34.0%
Effect of:
State income taxes, net of federal benefit	3.2%	3.5%	2.8%
Change in tax rates	0.4%	2.6%	0.8%
State tax credits	0.9%	0.0%	2.2%
Change in valuation allowance	(33.5%)	(38.7%)	(33.3%)
Uncertain tax positions	(0.9%)	0.0%	0.0%
Contingent consideration amortization	0.0%	(0.4%)	(5.7%)
Stock-based compensation	(0.9%)	(1.2%)	(1.1%)
Other permanent items	(0.4%)	(0.4%)	(0.4%)
Deferred true-up	(2.7%)	0.0%	0.5%

Income tax provision effective rate	0.1%	(0.6%)	(0.2%)

Components of Deferrred Tax Asset and Liability

The significant components of the Company’s deferred tax asset and liability were as follows as of December 31:

	2013	2012
		(Restated)
Deferred tax assets relating to:
Net operating loss carryforwards	$15,553	$9,744
Deferred revenue	16,779	13,185
Commissions accrual	463	260
Deferred rent	1,027	876
State tax credits	2,961	2,968
Stock-based compensation	1,615	1,172
Compensation and accruals	1,361	962

Total gross deferred tax assets	39,759	29,167
Deferred tax liabilities:
Prepaid expenses	$(727)	$(374)
Property and equipment and intangible assets	(4,610)	(4,562)

Total gross deferred tax liabilities	(5,337)	(4,936)

Deferred tax assets less liabilities	34,422	24,231
Less: valuation allowance	(34,422)	(24,231)

Net deferred tax asset (liability)	$—	$—

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows for the year ended December 31, 2013 (no unrecognized tax benefits in 2010 through 2012):

Balance at December 31, 2012	—
Additions based on tax positions related to the current year	—
Additions for tax positions of prior years	437
Reductions for tax positions of prior years	—
Reductions for tax positions due to lapse of statute	—
Settlements	—

Balance at December 31, 2013	$437